Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2017-1, Student Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•                  The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•                  The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•                  The term “Cutoff Date” means November 30, 2016.

•                  The term “Data File” means an electronic data file provided to us by the Company on January 12, 2017, containing certain information related to 52,537 student loans as of the Cutoff Date.

•                  The term “Oakdale Student Loans” means loans identified as “OAKDALE” within the “Client Code” field in the Data File.

•                  The term “ECMC Student Loans” means loans identified as “ECMC GROUP” within the “Client Code” field in the Data File.

•                  The term “ECMC Lookup Code Document” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and School Type information. The ECMC Lookup Code Document is attached hereto as Exhibit C.

•                  The term “Selected Student Loans” means a random sample of 91 Oakdale Student Loans and a random sample of 9 ECMC Student Loans, which we were instructed by the Specified Parties to randomly select from the Data File. A listing of the 100 Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Specified Parties did not inform us as to the basis for how they selected the number of student loans that we were instructed to randomly select from the Data File.

•                  The term “GUARANTEE System” means the Company’s servicing system.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•                  The term “CLASS System” means Navient’s servicing system, for student loans serviced by Navient Solutions LLC, on behalf of the Company.

•                  The term “Loan File” means any file containing some or all of the following documents:

•                  #111 ACCT BALANCE Screen

•                  #113 LOAN DISBURSEMENT DATA Screen

•                  #122 PAYMENT SCHEDULE Screen

•                  #133 MONETARY HISTORY Screen

•                  #135 EFFECTIVE STATUS HISTORY Screen

•                  ECMC SQL Query Screenshot

•                  ECMC Lookup Code Document

•                  ECMC Address Group Summary Screenshot

•                  ECMC History Screenshot

•                  ECMC Guarantee Screenshot

•                  ECMC Loan Overview and Disbursements Screenshot

The Loan File, furnished to us for each Selected Student Loans by the Company, was represented to be electronic records contained within the GUARANTEE System or the CLASS System. We make no representation regarding the validity or accuracy of these documents.

The Company is responsible for the Data File.

For each Selected Student Loan, we compared the information in the Data File to the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified constituted an exception. The Loan File documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File

Origination Date	“1STDISB” field on #113 LOAN DISBURSEMENT DATA Screen within the CLASS System

Loan Type	“PROG,” “PRIN SUB,” “PRIN NSUB,” and “BRNCH ID” fields on #111 ACCT BALANCE Screen within the CLASS System, the ECMC Lookup Code Document, and instructions provided by the Company described below

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System, “int_rate” field on ECMC SQL Query Screenshot within the GUARANTEE System, and instructions provided by the Company described below

Current Loan Balance	“AMT OUT” field on #111 ACCT BALANCE Screen and “PRINCIPAL” field and “EFF DATE” field on #133 MONETARY

Attributes	Loan File

HISTORY Screen within the CLASS System, and instructions provided by the Company described below

Remaining Term (Recomputed Remaining Term)

“Payoff Date” field on #122 PAYMENT SCHEDULE Screen within CLASS System, “cutoff_term_calc” field on the ECMC SQL Query Screenshot within the GUARANTEE System, and instructions provided by the Company described below

First Disbursement Date	“1STDISB” field on #113 LOAN DISBURSEMENT DATA Screen within the CLASS System

Loan Status

“STATUS” field on #113 LOAN DISBURSEMENT DATA Screen and “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS system, “status_1” field on the ECMC SQL Query Screenshot within the GUARANTEE System, ECMC Lookup Code Document, and instructions provided by the Company described below

School Type

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System, “Original School” field on the ECMC Loan Overview and Disbursements Screenshot within the GUARANTEE System, ECMC Lookup Code Document, and instructions provided by the Company described below

First Repayment Date	“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System

Last Payment Date

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen, “TRAN” field and “EFF DATE” field on #133 MONETARY HISTORY Screen within the CLASS System, and instructions provided by the Company described below

Anticipated Payoff Date

“PAYOFF DATE” field on #122 PAYMENT SCHEDULE Screen within the CLASS System, “antic_payoff_dt” field on the ECMC SQL Query Screenshot within the GUARANTEE System, and instructions provided by the Company described below

Guarantor	“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

State

“ST” field on #111 ACCT BALANCE Screen within the CLASS System, “state” field on the ECMC SQL Query Screenshot and “state” field on the ECMC Address Group Summary Screenshot within the GUARANTEE System, and instructions provided by the Company described below

Subsidy Indicator	“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and instructions provided by the Company described below

Interest Rate Type	“Current Int Rate Type” field on ECMC Guarantee Screenshot within the GUARANTEE System, “Field Updated” and “Old Value”

Attributes	Loan File

fields on the ECMC History Screenshot within the GUARANTEE System and instructions provided by the Company described below

For purposes of comparing Loan Type, we were instructed by the Company to compare the “PROG,” “PRIN SUB,” “PRIN NSUB” and “BRNCH ID” fields on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding Loan Type Description on the ECMC Lookup Code Document. If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized. The Company further instructed us to compare the resulting Loan Type to the corresponding information contained in the “LOAN_TYPE” field in the Data File.

For purposes of comparing Current Statutory Borrower Interest Rate, we were instructed by the Company to compare the “INT RATE” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding information contained in the “STATED_RATE” field in the Data File. In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the “STATED_RATE” field in the Data File, we were instructed by the Company to compare the latest interest rate on or before the Cutoff Date in the “int_rate” field on the ECMC SQL Query Screenshot within the GUARANTEE System to the corresponding information contained in the “STATED_RATE” field in the Data File.

For purposes of comparing Current Loan Balance, we were instructed by the Company to compare the “AMT OUT” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding information contained in the “PRINCIPAL_BALANCE” field in the Data File. In the event the “AMT OUT” field on the #111 ACCT BALANCE Screen did not agree with the “PRINCIPAL_BALANCE” field in the Data File, we were instructed by the Company to compare the “PRINCIPAL” field corresponding to the latest “EFF DATE” before the Cutoff Date on the #133 MONETARY HISTORY Screen within the CLASS System to the corresponding information contained in the “PRINCIPAL_BALANCE” field in the Data File.

For purposes of comparing Remaining Term, we were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between the Cutoff Date to the “Payoff Date” field on the #122 PAYMENT SCHEDULE Screen within CLASS System and compare the recomputed value to the corresponding information contained in the “REMAINING_TERM” field in the Data File. In the event the Recomputed Remaining Term did not agree with the “REMAINING_TERM” field in the Data File, we were instructed by the Company to compare the “cutoff_term_calc” field on the ECMC SQL Query Screenshot within the GUARANTEE System on or before the Cutoff Date to the corresponding information contained in the “REMAINING_TERM” field in the Data File.

For purposes of comparing Loan Status, we were instructed by the Company to compare the “STATUS” field on the #113 LOAN DISBURSEMENT DATA Screen within the CLASS System to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the corresponding information contained in the “LOAN_STATUS” field in the Data File. In the event the Loan Status Description on the ECMC Lookup Code Document did not agree with the corresponding information contained in the “LOAN_STATUS” field in the Data File, we were instructed by the Company to compare the latest loan status change information before the Cutoff Date in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the corresponding information contained in the “LOAN_STATUS” field in the Data File. In the event the Loan Status on the ECMC Lookup Code Document did not agree with the corresponding information contained in the “LOAN_STATUS” field in the Data File, we were instructed by the Company to compare the “status_1” field on the ECMC SQL Query Screenshot within the GUARANTEE System on or before the Cutoff Date to the corresponding information contained in the “LOAN_STATUS” field in the Data File.

For purposes of comparing School Type, we were instructed by the Company to compare the School ID in the “SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System to the “School Code” field on the ECMC Lookup Code Document and to the corresponding “School_Type” information contained in the Data File. In the event the School Type on the ECMC Lookup Code Document did not agree with the corresponding information contained in the “School_Type field in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the ECMC Loan Overview and Disbursements Screenshot within the GUARANTEE System to the “School Code” field on the ECMC Lookup Code Document and to the corresponding “School_Type” information contained in the Data File.

For purposes of comparing Last Payment Date, we were instructed by the Company to compare the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File. We were instructed by the Company to consider there to be no Last Payment Date if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen within the CLASS System was zero. In the event the “LAST BR PMT RECVD” field did not agree with the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File, we were instructed by the Company to identify the code in the “TRAN” field on the #133 MONETARY HISTORY Screen within the CLASS System. We were instructed by the Company to consider “TRAN” codes from 100 to 106 to reflect payment transactions. The Company further instructed us to compare the “EFF DATE” field on the #133 MONETARY HISTORY Screen corresponding to a “TRAN” code from 100 to 106 before the Cutoff Date to the corresponding information contained in the “LAST_PAYMENT_DATE” field in the Data File. If there was no “TRAN” code reflected on the #133 MONETARY HISTORY Screen, we were instructed by the Company to consider there to be no payment made.

For purposes of comparing Anticipated Payoff Date, we were instructed by the Company to compare the “PAYOFF DATE” field on the #122 PAYMENT SCHEDULE Screen within the CLASS System to the corresponding information contained in the “Anticipated Payoff Date” field in the Data File. In the event the “PAYOFF DATE” field did not agree with the corresponding information contained in the “Anticipated Payoff Date” field in the Data File, we were instructed by the Company to compare the “antic_payoff_dt” field on the ECMC SQL Query Screenshot within the GUARANTEE System on or before the Cutoff Date to the corresponding information contained in the “Anticipated Payoff Date” field in the Data File.

For purposes of comparing State, we were instructed by the Company to compare the “ST” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding information contained in the “STATE” field in the Data File. In the event the “ST” field on the #111 ACCT BALANCE Screen within the CLASS System did not agree with the corresponding information contained in the “STATE” field in the Data File, we were instructed by the Company to compare the “state” field on the ECMC Address Group Summary Screenshot within the GUARANTEE System or the “state” field on the ECMC SQL Query Screenshot to the corresponding information contained in the “STATE” field in the Data File.

For purposes of comparing Subsidy Indicator, we were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen within the CLASS System was greater than $0.00 and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen within the CLASS System was greater than $0.00.

For purposes of comparing Interest Rate Type, we were instructed by the Company to compare the “Current Int Rate Type” field on the ECMC Guarantee Screenshot within the GUARANTEE System to the corresponding information contained in the “FIXEDFLOATING” field in the Data File. The Company further instructed us to consider “F” in the “Current Int Rate Type” field on the ECMC Guarantee Screenshot to be “Fixed” and “V” to be “Floating.” In the event the “Current Int Rate Type” field on the ECMC Guarantee Screenshot within the GUARANTEE System did not agree with the corresponding information contained in the “FIXEDFLOATING” field in the Data File, we were instructed by the Company to compare the information in the “Old Value” field corresponding to “INTEREST_RATE_TYPE” in the “Field Updated” field on the ECMC History Screenshot within the GUARANTEE System to the corresponding information contained in the “FIXEDFLOATING” field in the Data File.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files, excepted as noted in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information included in the Data File, information included in the ECMC Lookup Code Document, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reliability or accuracy of the Loan Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

February 3, 2017

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number

1	2017A001	26	2017A026	51	2017A051	76	2017A076
2	2017A002	27	2017A027	52	2017A052	77	2017A077
3	2017A003	28	2017A028	53	2017A053	78	2017A078
4	2017A004	29	2017A029	54	2017A054	79	2017A079
5	2017A005	30	2017A030	55	2017A055	80	2017A080
6	2017A006	31	2017A031	56	2017A056	81	2017A081
7	2017A007	32	2017A032	57	2017A057	82	2017A082
8	2017A008	33	2017A033	58	2017A058	83	2017A083
9	2017A009	34	2017A034	59	2017A059	84	2017A084
10	2017A010	35	2017A035	60	2017A060	85	2017A085
11	2017A011	36	2017A036	61	2017A061	86	2017A086
12	2017A012	37	2017A037	62	2017A062	87	2017A087
13	2017A013	38	2017A038	63	2017A063	88	2017A088
14	2017A014	39	2017A039	64	2017A064	89	2017A089
15	2017A015	40	2017A040	65	2017A065	90	2017A090
16	2017A016	41	2017A041	66	2017A066	91	2017A091
17	2017A017	42	2017A042	67	2017A067	92	2017A092
18	2017A018	43	2017A043	68	2017A068	93	2017A093
19	2017A019	44	2017A044	69	2017A069	94	2017A094
20	2017A020	45	2017A045	70	2017A070	95	2017A095
21	2017A021	46	2017A046	71	2017A071	96	2017A096
22	2017A022	47	2017A047	72	2017A072	97	2017A097
23	2017A023	48	2017A048	73	2017A073	98	2017A098
24	2017A024	49	2017A049	74	2017A074	99	2017A099
25	2017A025	50	2017A050	75	2017A075	100	2017A100

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

Exceptions List

Selected Student Loan Number	Student Loan ID Number	Attribute	Per Data File	Per Loan File
16	2017A016	Remaining Term	108	109
34	2017A034	Remaining Term	108	109
37	2017A037	Remaining Term	228	229

Exhibit C

ECMC Lookup Codes

Student Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator	Branch ID
GB	N	Grad PLUS Loan	GB	N	0001
GS	N	Unsubsidized Stafford Loan	SU	N	5001
GS	S	Subsidized Stafford	SF	Y	0001
PL	N	PLUS Loan	PL	N	0001
SL	N	SLS Loan	SL	N	0001
SM	N	Unsubsidized Consolidation	CL	N	0001
SM	S	Subsidized Consolidation	CL	Y	0001

Student Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

School Code	Student Loan School Type	School Name	School Type per Data File
001113	2	ANTELOPE VALLEY COLLEGE	2-Year
001125	4	CA BAPTIST UNIVERSITY	4-Year
001132	4	CALIF INSTITUTE OF THE ARTS	4-Year
001139	4	CA STATE UNIVERSITY, LONG BEACH	4-Year
001154	4	SAN FRANCISCO STATE UNIV	4-Year
001193	2	CYPRESS COLLEGE	2-Year
001344	2	YUBA COLLEGE	2-Year
001406	4	SOUTHERN CONNECTICUT STATE UNIVERSITY	4-Year
001459	4	STRAYER UNIVERSITY	4-Year
001534	4	FL METRO UNIVERSITY	4-Year
001566	4	FORT VALLEY STATE UNIVERSITY	4-Year
001669	2	DANVILLE AREA COMMUNITY COLLEGE	2-Year
001881	4	ASHFORD UNIVERSITY	4-Year
002266	4	CORNERSTONE COLLEGE	4-Year
002336	4	BEMIDJI STATE UNIVERSITY	4-Year
003036	4	FRANCISCAN UNIVERSITY OF STEUBENIVILLE	4-Year
003188	2	CENTRAL OREGON COMMUNITY COLLEGE	2-Year
003304	4	MUHLENBERG COLLEGE	4-Year
003395	4	PENNSYLVANIA COLLEGE OF TECHNOLOGY	4-Year
003471	4	SOUTH DAKOTA STATE UNIVERSITY	4-Year
003487	4	EAST TENNESSEE STATE UNIVERSITY	4-Year
003509	4	UNIVERSITY OF MEMPHIS	4-Year
003530	4	UNIVERSITY OF TENNESSEE-KNOXVILLE	4-Year
003548	4	BISHOP COLLEGE	4-Year
003661	4	UNIV OF TEXAS EL PASO	4-Year
003674	4	STEVENS HENAGER COLLEGE	4-Year
003698	4	VERMONT TECHNICAL COLLEGE	4-Year
003704	4	BRIDGEWATER COLLEGE	4-Year
003726	4	AMERICAN NATIONAL UNIVERSITY	4-Year
003800	4	WASHINGTON STATE UNIVERSITY	4-Year
004484	4	JOHN F KENNEDY UNIVERSITY	4-Year
004586	4	KAPLAN UNIVERSITY	4-Year
004878	2	CLACKAMAS COMMUNITY COLLEGE	2-Year
005210	4	CLEVELAND INSTITUTE OF ELECTRONIC	4-Year
005244	2	KY TECH-CENTRAL KY STATE VOCATIONAL	2-Year
005378	2	NORTHEAST STATE TECHNICAL CC	2-Year
007398	2	KATHARINE GIBBS SCHOOL	2-Year
007491	2	TESST COLLEGE OF TECHNOLOGY-BALTIMORE	2-Year

School Code	Student Loan School Type	School Name	School Type per Data File
008532	2	HEALD COLLEGE	2-Year
009828	2	EVEREST INSTITUTE	2-Year
010182	2	ROGUE COMMUNITY COLLEGE	2-Year
010198	4	ECPI COLLEGE OF TECHNOLOGY - VA BEACH	4-Year
010248	4	THE ART INSTITUTES INTL MINNESOTA	4-Year
010356	2	NAT’L EDUCATION CNTR/NAT’L INST	2-Year
010831	4	NEW COLLEGE OF CALIFORNIA	4-Year
011109	2	EVEREST COLLEGE	2-Year
020530	4	LIBERTY UNIVERSITY	4-Year
020757	4	BRIARCLIFF COLLEGE	4-Year
020837	T	VOCATIONAL TRAINING CENTER	Proprietary
020988	4	UNIVERSITY OF PHOENIX	4-Year
021006	2	CARRINGTON COLLEGE	2-Year
021136	4	AMERICAN INTERCONTINENTAL UNIVERSITY	4-Year
021571	2	CONCORDE CAREER COLLEGE	2-Year
021715	4	WESTERN INTERNATIONAL UNIVERSITY	4-Year
022449	4	GOODWIN COLLEGE	4-Year
023122	2	TEXAS SCHOOL OF BUSINESS	2-Year
023186	T	GEORGIA MEDICAL INSTITUTE	Proprietary
024973	2	MILAN INSTITUTE	2-Year
025000	4	SAN JOAQUIN COLLEGE OF LAW	4-Year
025933	2	HEALD COLLEGE	2-Year
031150	4	ARIZONA COLLEGE	4-Year
032103	2	LE CORDON BLEU COLLEGE OF CULINARY ARTS	2-Year
034033	4	TRINITY LIFE BIBLE COLLEGE	4-Year
034283	2	KLAMATH COMMUNITY COLLEGE	2-Year
036163	T	AVIATION INST OF MAINT - KANSAS CITY	Proprietary
036813	T	CALIFORNIA HEALING ARTS COLLEGE	Proprietary
039713	2	AMERICAN CAREER COLLEGE	2-Year
000000		CLAIMS PROCESSING SCHOOL	Consolidation

(See Note below)

Note: If the loan/program type is Consolidation (see Loan type descriptions), then the school type is Consolidation.